Changes in the Group - Reorganization of Groups’ structure (Details) - EUR (€)		12 Months Ended
	Apr. 18, 2019	Dec. 31, 2020	Dec. 31, 2019	Apr. 17, 2019	Jan. 04, 2019
Changes in the Group
Par value per share		€ 1.00
Share capital		€ 4,530,701	€ 3,000,000
VIA optronics AG
Changes in the Group
Authorised share capital					€ 100,000
Number of ordinary shares					100,000
Par value per share	€ 1				€ 0
Stated value per share					1
Share capital	€ 3,000,000			€ 100,000
Increase in share capital through contribution in kind	€ 2,900,000	2,900,000
Increase in share capital through contribution in kind (in shares)	2,900,000
VIA optronics GmbH
Changes in the Group
Share capital		€ 73,000